Federated Hermes Prudent Bear Fund Expense Example, No Redemption - Class A C and IS shares [Member] - Federated Hermes Prudent Bear Fund	Sep. 30, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 832
Expense Example, No Redemption, 3 Years	1,412
Expense Example, No Redemption, 5 Years	2,017
Expense Example, No Redemption, 10 Years	3,641
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	372
Expense Example, No Redemption, 3 Years	1,132
Expense Example, No Redemption, 5 Years	1,911
Expense Example, No Redemption, 10 Years	3,786
IS
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	270
Expense Example, No Redemption, 3 Years	829
Expense Example, No Redemption, 5 Years	1,415
Expense Example, No Redemption, 10 Years	$ 3,003